Schedule H, Line 4a, Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)					12 Months Ended
	May 30, 2025	May 01, 2025	Apr. 30, 2025	Feb. 14, 2025	Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number					55-0755205
Plan number					001
Participant Contributions Transferred Late to the Plan (Participant Loan Repayments Are Included)	$ 188	$ 666	$ 188	$ 10,995	$ 12,037
Contributions Not Corrected	188	0	188	10,995	11,371
Contributions Corrected Outside VFCP	0	666	0	0	666
Contributions Pending Correction in VFCP	0	0	0	0	0
Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction Exemption	$ 0	$ 0	$ 0	$ 0	$ 0